Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Payables And Accruals [Abstract]
Payables in respect of research and development expenses	$ 2,169	$ 1,786
Accrued salaries and bonuses	50	28
Other payables and accruals	6,477	4,303
Total	$ 8,696	$ 6,117